Debt - Schedule of Short Term Debt (Details) (10-K) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Total short-term debt	$ 4,881,061	$ 5,207,131
Notes Outstanding Under Revolving Credit Facility [Member]
Total short-term debt	2,881,061	3,950,681
Convertible Debt [Member]
Total short-term debt	1,000,000	1,250,000
Debentures [Member]
Total short-term debt	1,000,000
Term Loan - Current Maturities [Member]
Total short-term debt		$ 6,450